CALIFORNIA UTILITIES' REGULATORY MATTERS - UTILITY INCENTIVE AWARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
San Diego Gas and Electric Company [Member] | Year 2012 and 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards		$ 7,500
San Diego Gas and Electric Company [Member] | Year 2011 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards			$ 3,900
San Diego Gas and Electric Company [Member] | Year 2013 and 2014 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	$ 6,500
San Diego Gas and Electric Company [Member] | Year 2006 Through 2008 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	16,200
Southern California Gas Company [Member] | Year 2012 and 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards		5,900
Southern California Gas Company [Member] | Year 2011 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards			3,100
Southern California Gas Company [Member] | Year 2013 and 2014 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	4,200
Southern California Gas Company [Member] | Year 2006 Through 2008 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	17,300
Southern California Gas Company [Member] | Year Ending March 31, 2012 [Member]
Utility Incentive Awards [Line Items]
Approved And Recognized Gas Cost Incentive Mechanism Award			$ 5,400
Southern California Gas Company [Member] | Year Ending March 31, 2013 [Member]
Utility Incentive Awards [Line Items]
Approved And Recognized Gas Cost Incentive Mechanism Award		$ 5,800
Southern California Gas Company [Member] | Year Ending March 31, 2014 [Member]
Utility Incentive Awards [Line Items]
Approved And Recognized Gas Cost Incentive Mechanism Award	13,700
Southern California Gas Company [Member] | Year Ending March 31, 2015 [Member]
Utility Incentive Awards [Line Items]
Approved And Recognized Gas Cost Incentive Mechanism Award	$ 7,250